Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 129,750	$ 55,000
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	135,963	52,250
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	47,945	50,923
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 47,010	$ 49,743